UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                    | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:    BPI Global Asset Management LLC (f/k/a BPI Global Asset Management LLP)
Address: 1900 Summit Tower Boulevard, Suite 450
         Orlando, Florida  32810


Form 13F File Number: 28-03435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles E. Sweeney
Title:        Chief Compliance Officer
Phone:        (407) 660-6100


Signature, Place and Date of Signing:


/s/ Charles E. Sweeney       Orlando, Florida          August 10, 2005
-----------------------      ----------------          -----------------
  [Signature]                [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total: $213,166
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13 File Number     Name
01      28-10064                CI MUTUAL FUNDS INC.
02      28-10163                TRILOGY ADVISORS, LLC.

[Repeat if necessary.]

                                    FORM 13F

                                INFORMATION TABLE



                                                           VALUE   SHARES/OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL                  ADR              02364W105  1,627     27,300 SH       OTHER      1                    27,300
BANCO SANTANDER CHILE          ADR              05965X109    775     24,000 SH       OTHER      1                    24,000
CHINA MOBILE HK LTD            ADR              16941M109    952     51,200 SH       OTHER      1                    51,200
CNOOC LTD                      ADR              126132109  2,207     37,200 SH       OTHER      1                    37,200
FOMENTO ECONOMICO MEX          ADR              344419106    864     14,500 SH       OTHER      1                    14,500
GRUPO AEROPORTUARIO            ADR              40051E202  1,271     39,900 SH       OTHER      1                    39,900
GRUPO TELEVISA SA              ADR              40049J206 18,639    300,200 SH       DEFINED    1                   300,200
GRUPO TELEVISA SA              ADR              40049J206  1,794     28,900 SH       OTHER      1                    28,900
HDFC BANK LTD                  ADR              40415F101    474     10,200 SH       OTHER      1                    10,200
ICICI BANK LIMITED             ADR              45104G104     50      2,300 SH       DEFINED    1                     2,300
ICICI BANK LIMITED             ADR              45104G104    420     19,200 SH       OTHER      1                    19,200
KOOKMIN BANK                   ADR              50049M109  1,759     38,600 SH       OTHER      1                    38,600
LUKOIL HOLDING                 ADR              677862104  1,065     28,900 SH       OTHER      1                    28,900
OAO GAZPROM                    ADR              368287207  1,387     38,310 SH       OTHER      1                    38,310
PETROCHINA COMPANY LTD         ADR              71646E100  1,932     26,300 SH       OTHER      1                    26,300
PETROLEO BRASILEIRO SA -
  PETROBRAS                    ADR              71654V408 51,776    993,200 SH       DEFINED    1                   993,200
PETROLEO BRASILEIRO SA -
  PETROBRAS                    ADR              71654V408  4,330     83,062 SH       OTHER      1                    83,062
PHILIPPINE LONG DIST           ADR              718252604    552     19,000 SH       OTHER      1                    19,000
TAIWAN SEMICONDUCTOR           ADR              874039100  3,990    437,460 SH       DEFINED    2                   437,460
TELE CELULAR SUL
  PARTICIPACOES SA             ADR              879238103     21      1,300 SH       DEFINED    1                     1,300
TELE CELULAR SUL
  PARTICIPACOES SA             ADR              879238103  1,212     76,700 SH       OTHER      1                    76,700
TELESP CELULAR
  PARTICIPACOES SA             ADR              87952L108    755    176,900 SH       OTHER      1                   176,900
TENARIS SA                     ADR              88031M109  1,002     12,800 SH       OTHER      1                    12,800
TEVA PHARMACEUTICAL            ADR              881624209    634     20,374 SH       DEFINED    2                    20,374
TURKCELL ILETISIM
  HIZMETLERI AS                ADR              900111204  1,335    105,543 SH       OTHER      1                   105,543
3M CO                          Common Stock     88579Y101    419      5,800 SH       DEFINED    2                     5,800
ADOBE SYSTEMS INC              Common Stock     00724F101    561     19,600 SH       DEFINED    2                    19,600
ALCON INC                      Common Stock     H01301102    219      2,000 SH       DEFINED    2                     2,000
AMAZON.COM INC                 Common Stock     023135106    324      9,800 SH       DEFINED    2                     9,800
AMERICAN EXPRESS CO            Common Stock     025816109    745     14,000 SH       DEFINED    2                    14,000
AMGEN INC                      Common Stock     031162100    671     11,100 SH       DEFINED    2                    11,100
AMR CORP DEL                   Common Stock     001765106    159     13,100 SH       DEFINED    2                    13,100
BANK OF AMERICA CORP           Common Stock     060505104  1,483     32,508 SH       DEFINED    2                    32,508
BIOGEN IDEC INC                Common Stock     09062X103    245      7,100 SH       DEFINED    2                     7,100
BOSTON SCIENTIFIC CORP         Common Stock     101137107    308     11,400 SH       DEFINED    2                    11,400
CARNIVAL CORP                  Common Stock     143658300    709     13,000 SH       DEFINED    2                    13,000
CISCO SYS INC                  Common Stock     17275R102    432     22,600 SH       DEFINED    2                    22,600
CITIGROUP INC                  Common Stock     172967101  1,100     23,800 SH       DEFINED    2                    23,800
CLEAR CHANNEL COMMUNICATIONS   Common Stock     184502102    337     10,900 SH       DEFINED    2                    10,900
CROWN HOLDINGS INC             Common Stock     228368106    754     53,000 SH       DEFINED    2                    53,000
CUMMINS ENGINE                 Common Stock     231021106    410      5,500 SH       DEFINED    2                     5,500
DELL INC                       Common Stock     24702R101    403     10,200 SH       DEFINED    2                    10,200
EBAY INC                       Common Stock     278642103  1,070     32,400 SH       DEFINED    2                    32,400
EL PASO CORPORATION            Common Stock     28336L109    150     13,000 SH       DEFINED    2                    13,000
ELI LILLY & CO                 Common Stock     532457108    206      3,700 SH       DEFINED    2                     3,700
EMC CORP MASS                  Common Stock     268648102    237     17,300 SH       DEFINED    2                    17,300
ENTERASYS NETWORKDS INC        Common Stock     293637104     25     27,400 SH       DEFINED    2                    27,400
FDX CORP                       Common Stock     31428X106    381      4,700 SH       DEFINED    2                     4,700
GENENTECH INC                  Common Stock     368710406    385      4,800 SH       DEFINED    2                     4,800
GENERAL ELECTRIC CO.           Common Stock     369604103    239      6,900 SH       DEFINED    2                     6,900
GOLDMAN SACHS GROUP INC        Common Stock     38141G104    469      4,600 SH       DEFINED    2                     4,600
HILTON HOTELS CORP             Common Stock     432848109    405     17,000 SH       DEFINED    2                    17,000
INTERACTIVECORP                Common Stock     44919P102    224      9,300 SH       DEFINED    2                     9,300
INDIAN CAPITAL APPRECIATION    Common Stock     G70049104    196     10,130 SH       OTHER      1                    10,130
INTEL CORP                     Common Stock     458140100    555     21,300 SH       DEFINED    2                    21,300
JOHNSON + JOHNSON              Common Stock     478160104    371      5,700 SH       DEFINED    2                     5,700
JP MORGAN CHASE & CO           Common Stock     46625H100    205      5,800 SH       DEFINED    2                     5,800
KOHLS CORP                     Common Stock     500255104    643     11,500 SH       DEFINED    2                    11,500
LENNAR CORP                    Common Stock     526057104    888     14,000 SH       DEFINED    2                    14,000
LINCOLN NATL CORP INC          Common Stock     534187109    840     17,900 SH       DEFINED    2                    17,900
LOWES COS INC                  Common Stock     548661107    769     13,200 SH       DEFINED    2                    13,200
MERRILL LYNCH + CO INC         Common Stock     590188108    242      4,400 SH       DEFINED    2                     4,400
MICROSOFT CORP                 Common Stock     594918104    596     24,000 SH       DEFINED    2                    24,000
NEXTEL COMMUNICATIONS INC      Common Stock     65332V103  1,473     45,600 SH       DEFINED    2                    45,600
NII HOLDINGS INC               Common Stock     62913F201    556      8,700 SH       DEFINED    2                     8,700
ORACLE SYS CORP                Common Stock     68389X105    407     30,800 SH       DEFINED    2                    30,800
PATTERSON UTI ENERGY INC       Common Stock     703481101    473     17,000 SH       DEFINED    2                    17,000
PFIZER INC                     Common Stock     717081103    425     15,400 SH       DEFINED    2                    15,400
PRAXAIR INC                    Common Stock     74005P104    550     11,800 SH       DEFINED    2                    11,800
PRECISION DRILLING CORP        Common Stock     74022D100 26,996    683,796 SH       DEFINED    2                   683,796
PROCTER + GAMBLE CO            Common Stock     742718109    285      5,400 SH       DEFINED    2                     5,400
SLM CORPORATION                Common Stock     78442P106    229      4,500 SH       DEFINED    2                     4,500
SMITH INTL INC                 Common Stock     832110100    382      6,000 SH       DEFINED    2                     6,000
SOHU.COM INC                   Common Stock     83408W103    883     40,300 SH       OTHER      1                    40,300
SPRINT CORP                    Common Stock     852061100    904     36,050 SH       DEFINED    2                    36,050
ST. JUDE MEDICAL INC           Common Stock     790849103    262      6,000 SH       DEFINED    2                     6,000
STATE BK OF INDIA              GDR              856552203  6,648    166,460 SH       DEFINED    1                   166,460
STATE BK OF INDIA              GDR              856552203  1,374     34,400 SH       OTHER      1                    34,400
SYMANTEC CORPORATION           Common Stock     871503108  1,000     46,000 SH       DEFINED    2                    46,000
TEXAS INSTRS INC               Common Stock     882508104    494     17,600 SH       DEFINED    2                    17,600
VIACOM INC                     Common Stock     925524308    419     13,100 SH       DEFINED    2                    13,100
WILLIAMS COS INC               Common Stock     969457100    312     16,400 SH       DEFINED    2                    16,400
XL CAPITAL LTD                 Common Stock     G98255105    238      3,200 SH       DEFINED    2                     3,200
YAHOO INC                      Common Stock     984332106  1,525     44,000 SH       DEFINED    2                    44,000
TAIWAN SEMICONDUCTOR           Common Stock     874039100    199     21,866 SH       DEFINED    2                    21,866
HON HAI PRECISION INDUSTRY CO  GDR              438090102  2,393    230,000 SH       DEFINED    2                   230,000
IRSA INVERSIONES Y
  REPRESENTACIONES SA          GDR              450047204     16      1,300 SH       DEFINED    1                     1,300
IRSA INVERSIONES Y
  REPRESENTACIONES SA          GDR              450047204  1,108     90,800 SH       OTHER      1                    90,800
ORASCOM TELECOM HOLDING SAE    GDR              68554W205  1,197     23,800 SH       OTHER      1                    23,800
PYATEROCHKA HOLDING NV         GDR              747071207  1,555    108,000 SH       OTHER      1                   108,000
RELIANCE INDUSTRIES LTD        GDR              759470107 21,889    751,924 SH       DEFINED    2                   751,924
UNIAO DE BANCOS BRASILEIROS
  SA-UNIBANC                   GDR              90458E107 17,889    463,200 SH       DEFINED    1                   463,200
UNIAO DE BANCOS BRASILEIROS
  SA-UNIBANC                   GDR              90458E107  1,887     48,850 SH       OTHER      1                    48,850